As filed with the Securities and Exchange Commission on April 17, 2015

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 69

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 190

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(213) 742-5216 Alison Ryan, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2015 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 20, 2015. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 68 to Form N-4, File No. 33-56908) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 17th day of April, 2015.

SEPARATE ACCOUNT VA B
TRANSAMERICA LIFE INSURANCE COMPANY
Depositor
*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mark W. Mullin*	Director and Chairman of the Board	, 2015

Jason Orlandi*	Director, Senior Vice President, Secretary and General Counsel	, 2015

Arthur C. Schneider*	Director, Senior Vice President and Chief Tax Officer	, 2015

Chad Noehren*	Corporate Controller	, 2015

Brenda K. Clancy*	Director and President	, 2015

C. Michiel van Katwijk*	Director, Senior Vice President and Chief Financial Officer	, 2015

/s/ Alison Ryan Alison Ryan	Vice President	April 17, 2015

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.